Borrowings and financing (Details 9) R$ in Thousands	Dec. 31, 2025 BRL (R$)
IfrsStatementLineItems [Line Items]
Borrowings and financing - credit limits	R$ 2,741
Brazilian Federal Savings Bank [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing - credit limits	703
Brazilian Development Bank – BNDES [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing - credit limits	7
Inter-American Development Bank (IDB) [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing - credit limits	577
International Bank for Reconstruction and Development (IBRD) [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing - credit limits	501
BTG Pactual Bank [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing - credit limits	949
Other Borrowings And Financing [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing - credit limits	R$ 4